Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	May 31, 2017	May 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 503,999	$ 441,508
Less: accumulated depreciation	(235,853)	(209,937)
Construction in-process	14,654	6,127
Property and equipment, Net	282,800	237,698
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	141,477	146,411
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,618	8,553
Furniture and education equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	88,671	76,492
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	48,385	40,707
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 216,848	$ 169,345